SCHEDULE OF DISAGGREGATES OF REVENUE (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 14,080,125	¥ 102,175,246	¥ 92,845,812
Engineering Solutions of Intelligent Projects [Member]
Disaggregation of Revenue [Line Items]
Total		97,860,980	86,317,471
Operation and Maintenance of Intelligent Projects [Member]
Disaggregation of Revenue [Line Items]
Total		4,303,976	4,862,650
Sales of Equipment and Materials of Intelligent Systems [Member]
Disaggregation of Revenue [Line Items]
Total		¥ 10,290	¥ 1,665,691